Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,905,200.00
Total Fee Amount	4,129.91
Total Offset Amount	0.00
Net Fee	$ 4,129.91
Offering Table N/A
Offset Table N/A	N/A